Note 9 - Asset Retirement Obligations - Continuity of Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Beginning balance	$ 2,842	$ 3,126
Change in estimate from discounting and estimate of costs	(646)	(384)
Accretion	93	100
Ending balance	$ 2,289	$ 2,842